Restrictions on Dividends, Loans and Advances	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Restrictions on Dividends, Loans and Advances

NOTE 25 – RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES

IBERIABANK is restricted under applicable laws in the payment of dividends to an amount equal to current year earnings plus undistributed earnings for the immediately preceding year, unless prior permission is received from the Commissioner of Financial Institutions for the State of Louisiana. Dividends payable by IBERIABANK in 2014 without permission will be limited to 2014 earnings plus an additional $23,580,000.

Funds available for loans or advances by IBERIABANK to the Company amounted to $122,401,000. In addition, any dividends that may be paid by IBERIABANK to the Company would be prohibited if the effect thereof would cause IBERIABANK’s capital to be reduced below applicable minimum capital requirements.

During any deferral period under the Company’s junior subordinated debt, the Company would be prohibited from declaring and paying dividends to common shareholders. See Note 16 to the consolidated financial statements for additional information.